Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable	Note 3 - Accounts Receivable At March 31, 2023 and December 31, 2022, the Company had accounts receivable of $860,724 and $647,530, respectively.	Note 3 - Accounts Receivable At December 31, 2022 and 2021, the Company had accounts receivable of $647,530 and $695,319.